RESTATEMENT AND RECLASSIFICATIONS - Narrative (Details) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($)	Jul. 27, 2022 USD ($)	Dec. 31, 2021 USD ($) distributor	Dec. 31, 2020 USD ($) distributor	Dec. 31, 2019 USD ($)
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Number of distributors | distributor			3	3
R&D expense adjustments	$ 1,796	$ 2,606	$ 6,092	$ 4,383
Prepaid expenses adjustments	(6,273)		(4,965)
Property and equipment, net adjustments	(8,328)		(1,198)
Other non-current assets adjustments	(535)		(288)
Accounts payable adjustments			12,680
Other current liabilities	26,123		12,683
Income tax expense adjustment	5,803	(113)	(9,602)	3,394
Increase in accumulated deficit	(799,898)		(39,239)
Net income (loss)	$ 120,557	21,057	19,576	2,370
Obagi Cosmeceuticals
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Increase in accumulated deficit		(4,906)	(39,239)	(60,847)	$ (61,187)
Net income (loss)		$ 21,057	19,576	2,370
Restatement Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
R&D expense adjustments			(899)	454
Prepaid expenses adjustments			2,979
Property and equipment, net adjustments			2,386
Other non-current assets adjustments			1,209
Accounts payable adjustments			1,305
Other current liabilities			(300)
Income tax expense adjustment			1,699	(1,700)
Increase in accumulated deficit			50,051
Net income (loss)			19,506	(6,801)
Restatement Adjustments | Obagi Cosmeceuticals
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Increase in accumulated deficit					$ 37,346
Misstatement of Capitalized Research and Development Expenses | Restatement Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
R&D expense adjustments			1,200	500
Misstatement of Capitalized Marketing Expenses | Restatement Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Prepaid expenses adjustments			2,000
Other non-current assets adjustments			1,200
Misstatement Of Research And Development Expense | Restatement Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Prepaid expenses adjustments			1,100
Misstatement of Capitalized Internal Use Software Costs | Restatement Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Property and equipment, net adjustments			2,400
Other adjustments | Restatement Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accounts payable adjustments			1,300
Misstatement of Revenue, Nonstandard Payment Terms | Restatement Adjustments | US Online Marketplace Distributor and SA Distributor
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Other current liabilities			700
Misstatement of Employee Related Compensation Matters and Other Expenses | Restatement Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Other current liabilities			200
Misstatement of Accrued Distribution Service Fees | Restatement Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Other current liabilities			(1,200)
Misstatement of Income Tax Expense and Related Liabilities | Restatement Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Income tax expense adjustment			$ 1,700	$ (1,700)